EMPLOYEE BENEFIT LIABILITIES - Disclosure of changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the defined benefit obligation and fair value of plan assets
Balance at beginning	$ (1,573)	$ (1,495)
Expenses recognized in profit or loss
Current service cost	(282)	(340)
Net interest expense	(57)	(58)
Past service cost and effect of settlements	(14)	(35)
Total expense recognized in profit or loss for the period	(353)	(433)
Payments from the plan	369	14
Actuarial gain (loss) arising from changes in financial assumptions	8	81
Gain (loss) from remeasurement in other comprehensive income
Actuarial gain (loss) arising from experience adjustments	166	(11)
Total effect on other comprehensive income for the Period	173	70
Effect of changes in foreign exchange rates	23	32
Contributions by employer	172	239
Balance at ending	(1,189)	(1,573)
Defined benefit obligation
Changes in the defined benefit obligation and fair value of plan assets
Balance at beginning	(8,492)	(8,153)
Expenses recognized in profit or loss
Current service cost	(282)	(340)
Net interest expense	(416)	(409)
Past service cost and effect of settlements	(14)	(35)
Total expense recognized in profit or loss for the period	(712)	(784)
Payments from the plan	1,281	148
Actuarial gain (loss) arising from changes in financial assumptions	8	81
Gain (loss) from remeasurement in other comprehensive income
Actuarial gain (loss) arising from experience adjustments	(235)	(7)
Total effect on other comprehensive income for the Period	(227)	74
Effect of changes in foreign exchange rates	62	223
Contributions by employer	0	0
Balance at ending	(8,088)	(8,492)
Fair value of plan assets
Changes in the defined benefit obligation and fair value of plan assets
Balance at beginning	6,919	6,658
Expenses recognized in profit or loss
Current service cost	0	0
Net interest expense	359	351
Past service cost and effect of settlements	0	0
Total expense recognized in profit or loss for the period	359	351
Payments from the plan	(912)	(134)
Actuarial gain (loss) arising from changes in financial assumptions	0	0
Gain (loss) from remeasurement in other comprehensive income
Actuarial gain (loss) arising from experience adjustments	401	(4)
Total effect on other comprehensive income for the Period	400	(4)
Effect of changes in foreign exchange rates	(39)	(191)
Contributions by employer	172	239
Balance at ending	$ 6,899	$ 6,919